Convertible Debentures (Tables)	12 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Convertible Debentures

$
Balance, June 30, 2020	327,038
Interest paid	(24,364)
Accretion	30,265
Accrued interest	24,311
Unrealized gain on foreign exchange	(29,319)
Balance, June 30, 2021	327,931
Current portion	(34,749)
Long-term portion	293,182

Balance, June 30, 2021	327,931
Interest paid	(25,667)
Accretion	33,171
Accrued interest	22,457
Debt repurchased	(143,812)
Unrealized loss on foreign exchange	12,424
Balance, June 30, 2022	226,504
Current portion	(26,854)
Long-term portion	199,650